Transactions with Affiliates and Owners	12 Months Ended
Dec. 31, 2014
Transactions with Affiliates and Owners

(5) Transactions with Affiliates and Owners

Amounts due from affiliates, net generally result from cash advances and the payment of affiliated companies’ administrative expenses by the Company on behalf of such affiliates. Balances are generally paid within 30 days. There were no amounts due from affiliates at December 31, 2014 and 2013.

Management fees, including acquisition fees and sales commissions during 2014, 2013 and 2012 were as follows:

	2014	2013	2012
Fees from affiliated Owner	$4,000	$4,410	$5,259
Fees from unaffiliated Owners	11,289	13,447	18,906

Fees from Owners	15,289	17,857	24,165
Other fees	2,119	2,064	2,004

Total management fees	$17,408	$19,921	$26,169

Due to owners, net represents lease rentals collected on behalf of and payable to Owners, net of direct expenses and management fees receivable. Due to owners, net at December 31, 2014 and 2013 consisted of the following:

	2014	2013
Affiliated Owner	$897	$884
Unaffiliated Owners	10,106	11,891

Total due to Owners, net	$11,003	$12,775